Indebtedness and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Indebtedness and Derivative Financial Instruments
Schedule of mortgages and other indebtedness

	2012	2011
Fixed-Rate Debt:
Mortgages and other notes, including $101,104 and $54,250 net premiums, respectively. Weighted average interest and maturity of 5.85% and 4.4 years at December 31, 2012.	$7,677,204	$5,566,600
Unsecured notes, including $38,847 and $29,178 net discounts, respectively. Weighted average interest and maturity of 5.09% and 7.1 years at December 31, 2012.	13,400,154	10,640,775

Total Fixed-Rate Debt	21,077,358	16,207,375
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 2.57% and 1.5 years at December 31, 2012.	442,152	1,286,401
Credit Facility (see below)	1,593,497	952,664

Total Variable-Rate Debt	2,035,649	2,239,065

Total Mortgages and Other Indebtedness	$23,113,007	$18,446,440

Scheduled principal repayments of indebtedness

2013	$821,637
2014	2,337,975
2015	2,098,028
2016	5,642,023
2017	3,281,808
Thereafter	8,869,279

Total principal maturities	23,050,750
Net unamortized debt premium	62,257

Total mortgages and other indebtedness	$23,113,007

Schedule of cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2012	2011	2010
Cash paid for interest	$1,122,223	$979,436	$1,015,989

Schedule of fair value of fixed rate mortgages and other indebtedness

	2012	2011
Fair value of fixed-rate mortgages and other indebtedness	$23,373	$17,905
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.24%	3.60%